Exhibit 99.1

Freddie Mac Multifamily M Certificates Series M-061

Deposited Assets Agreed-Upon Procedures

Report To:

Federal Home Loan Mortgage Corporation

9 September 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation

8200 Jones Branch Drive

McLean, Virginia 22102

Re:	Freddie Mac Multifamily M Certificates Series M-061 (the “Certificates”)

Deposited Assets Agreed-Upon Procedures

We have performed the procedure in Attachment A, which was agreed to by Federal Home Loan Mortgage Corporation (“Freddie Mac”), Dominium TEBS Sponsor IV, LLC (the “Sponsor”) and Jefferies LLC (“Jefferies,” together with Freddie Mac and the Sponsor, the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information relating to certain tax-exempt multifamily loans evidenced by multifamily notes issued by various state and local government entities to finance affordable multifamily housing (the “Deposited Assets”) relating to the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedure is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedure described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedure performed and our associated findings are included in Attachment A.

For the purpose of the procedure described in this report, the Sponsor, on behalf of Freddie Mac, provided us with:

a.

An electronic data file labeled “M061 Dominium Data Tape 09.08.20_Final_v2.xlsx” and the corresponding record layout and decode information (the “Data File”) that the Sponsor, on behalf of Freddie Mac, indicated contains information relating to the Deposited Assets as of 1 September 2020 (the “Cut-Off Date”),

b.

Electronic copies of the loan files for the Deposited Assets, which contain various source documents (the “Source Documents”) that the Sponsor, on behalf of Freddie Mac, indicated relate to each Deposited Asset, as applicable,

c.	The list of relevant characteristics related to the Deposited Assets (the “Bond Characteristics”) on the Data File, which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedure included in Attachment A was limited to comparing or recalculating certain information that is further described in Attachment A. Freddie Mac is responsible for the Data File, Source Documents, Bond Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than the procedure included in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of Freddie Mac, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Deposited Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of Freddie Mac, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination or issuance of the Deposited Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Deposited Assets,
iii.	Whether the originator or issuer of the Deposited Assets complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Deposited Assets that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 September 2020

Attachment A

Procedure performed and our associated findings

For each Deposited Asset, we compared the Bond Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on the Source Documents, or to the corresponding information we recalculated using information on the Source Documents or Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of Freddie Mac, described in the notes to Exhibit 1 to Attachment A. The Source Document(s), as applicable, that we were instructed by the Sponsor, on behalf of Freddie Mac, to use for each Bond Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Bond Characteristics and Source Documents

Bond Characteristic	Data File Field Name	Source Document(s)	Note(s)

Property name	Property Name	Appraisal Report	i.

Original issue date	Note Date	Project Note or Amended Project Note	ii.

Principal amount deposited	Current Bond Amount	(a) Project Note or Amended Project Note and (b) Recalculation	iii.

Interest rate	Net Interest Rate	Project Note or Amended Project Note	ii.

Stated maturity date	Bond Maturity Date	Project Note or Amended Project Note	ii.

Deposited asset trustee	Fiscal Agent	Funding Loan Agreement

Bond counsel	Bond Counsel	Opinion of Counsel

End date of pre-payment lock-out/first optional redemption date	End Date of Pre-Payment Lock-Out/First Optional Redemption Date	Project Note, Amended Project Note or Project Loan Agreement	ii.

Address	Address	Appraisal Report

City	City	Appraisal Report

State	Sate	Appraisal Report

Zip	Zip	Appraisal Report

Total units	Total Units	Appraisal Report or Rent Roll	ii.

Year built/year renovated	Year Built/Renovated	Appraisal Report or Engineering Report	ii.

Deposited asset regulatory agreement income restrictions	Bond Regulatory Rental/Income/Age Restrictions	Regulatory Agreement

Interest only begin date	Interest Only Begin Date	Project Note or Amended Project Note	ii.

Interest only end date	Interest Only End Date	Project Note or Amended Project Note	ii.

Debt type	Debt Type	Project Note or Amended Project Note	ii.

Exhibit 1 to Attachment A

Bond Characteristic	Data File Field Name	Source Document(s)	Note(s)

Interest type	Interest Type	Project Note or Amended Project Note	ii.

Original loan amount	Original Loan Amount	Project Note or Amended Project Note	ii.

First bond payment date	First Bond Payment Date	Recalculation	ii., iv.

Original bond term	Original Bond Term	Recalculation	v.

Remaining bond term	Remaining Bond Term	Recalculation	vi.

Amortization term (original)	Original Amortization Term	(a) Project Note or Amended Project Note and (b) Recalculation	ii., vii.

Amortization term (remaining)	Remaining Amortization Term	Recalculation	viii.

Bond payment frequency	Bond Payment Frequency	Project Note or Amended Project Note	ii.

Interest rate calculation type	Interest Rate Calculation Type	Project Note or Amended Project Note	ii.

Interest payment dates	Interest Payment Due Date	Project Note or Amended Project Note	ii.

Interest only period	Interest Only Period	Recalculation	ix.

Prepayment provisions	Prepayment String	(a) Project Note, Amended Project Note or Project Loan Agreement and (b) Recalculation	ii., x.

Occupancy percentage	Occupancy %	Rent Roll

Appraisal value	Appraisal Value	Appraisal Report

Cut-Off Date loan-to-value	Cut-off Date LTV	Recalculation	xi.

Maturity loan-to-value	Maturity LTV	Recalculation	xii.

Underwritten net cash flow debt service coverage ratio	UW NCF DSCR	Investment Brief and recalculation	xiii.

Exhibit 1 to Attachment A

Bond Characteristic	Data File Field Name	Source Document(s)	Note(s)

Underwritten net cash flow debt service coverage ratio (interest only)	UW NCF DSCR (IO)	Investment Brief and recalculation	xiv.

Occupancy as of date	Occupancy As of Date	Rent Roll

Underwritten net cash flow	UW NCF	Investment Brief and recalculation	xv.

Seasoning	Seasoning	Recalculation	xvi.

LIHTC units	LIHTC Units	Regulatory Documents

Subject to earn out (Y/N)	Subject to Earn Out (Y/N)	Continuing Covenant Agreement

Earn out expiration date	Earn Out Expiration Date	Continuing Covenant Agreement	xvii.

Earn out amount	Earn Out Amount	Continuing Covenant Agreement	xvii.

Notes:

i.	For identification purposes only.
ii.

For the purpose of comparing the indicated Bond Characteristics for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to note agreement if the value on the Data File agreed with the corresponding information on at least one of the Source Documents related to each Bond Characteristic. We performed no procedures to reconcile any differences that may exist relating to the information on the Source Documents related to each Bond Characteristic.

Exhibit 1 to Attachment A

Notes (continued):

iii.

For the purpose of comparing the principal amount deposited Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the principal amount deposited Bond Characteristic using the “CUMPRIN” function in Microsoft Excel and the:

a.	Original Loan Amount, as shown on the Data File,
b.	Interest Rate Calculation Type, as shown on the Data File,
c.	Interest Only Period, as shown on the Data File,
d.	Note Date, as shown on the Data File,
e.	Net Interest Rate, as shown on the Data File,
f.	Interest Only End Date, as shown on the Data File,
g.	Original Amortization Term, as shown on the Data File, and
h.	Servicing fee, as shown on the Project Note or Amended Project Note, as applicable,

assuming all scheduled payments of principal and/or interest on the Deposited Assets are made timely and that there are no prepayments or other unscheduled collections.

For the purpose of this procedure, Freddie Mac instructed us to round the result obtained above to two decimal places.

iv.

For the purpose of comparing the first bond payment date Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the first bond payment date Bond Characteristic as the first day of the month following the note date, as shown on the Data File.

v.

For the purpose of comparing the original bond term Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the original bond term Bond Characteristic by:

a.	Calculating the number of days (assuming a 360-day year) between the Note Date and Bond Maturity Date, both as shown on the Data File, and
b.	Dividing the result obtained above by 30.

vi.

For the purpose of comparing the remaining bond term Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the remaining bond term Bond Characteristic as the difference between the Original Bond Term and Seasoning, both as shown on the Data File.

Exhibit 1 to Attachment A

Notes (continued):

vii.

For the purpose of comparing the amortization term (original) Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the amortization term (original) Bond Characteristic using the “NPER” function in Microsoft Excel and the:

a.	Original Loan Amount, as shown on the Data File,
b.	Original Bond Term, as shown on the Data File,
c.	Interest Only Period, as shown on the Data File,
d.	Net Interest Rate, as shown on the Data File, and
e.	Servicing fee, as shown on the Project Note or Amended Project Note, as applicable.

For the purpose of this procedure, Freddie Mac instructed us to round the result obtained above to the nearest whole number.

viii.

For the purpose of comparing the amortization term (remaining) Bond Characteristic for each Deposited Asset with an Interest Only Period other than “N/A,” as shown on the Data File (each, an “Interest Only Deposited Asset”), the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the amortization term (remaining) as the minimum of the:

a.	Original Amortization Term and
b.	The sum of:
1.	The Original Amortization Term and
2.	The difference between the Interest Only Period and Seasoning,

all as shown on the Data File.

For the purpose of comparing the amortization term (remaining) Bond Characteristic for the Deposited Asset other than the Interest Only Deposited Assets, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the amortization term (remaining) as the difference between Original Amortization Term and Seasoning, both as shown on the Data File.

ix.

For the purpose of comparing the interest only period Bond Characteristic for each Interest Only Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the interest only period Bond Characteristic by:

a.	Calculating the number of days (assuming a 360-day year) between the Interest Only Begin Date and Interest Only End Date, both as shown on the Data File, and
b.	Dividing the result obtained above by 30.

For the purpose of comparing the interest only period Bond Characteristic for each Deposited Asset other than the Interest Only Deposited Assets, the Sponsor, on behalf of Freddie Mac, instructed us to use “N/A.”

Exhibit 1 to Attachment A

Notes (continued):

x.	For the purpose of comparing the prepayment provisions Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the lock out period (“LO”) by:
a.	Calculating the number of days (assuming a 360-day year) between the First Bond Payment Date and End Date of Pre-Payment Lock-Out/First Optional Redemption Date, both as shown on the Data File and
b.	Dividing the result obtained above by 30.

For the purpose of comparing the prepayment provisions Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the yield maintenance period (“YM”), if applicable, by:

a.

Calculating the number of days (assuming a 360-day year) between the End Date of Pre-Payment Lock-Out/First Optional Redemption Date, as shown on the Data File, and yield maintenance period end date, as shown on the Project Note, Amended Project Note or Project Loan Agreement, as applicable, and

b.	Dividing the result obtained above by 30.

For the purpose of comparing the prepayment provisions Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the 1%prepayment premium period (“1%”), if applicable, by:

a.

Calculating the number of days (assuming a 360-day year) between the yield maintenance period end date and window period commencement date, both as shown on the Project Note, Amended Project Note or Project Loan Agreement, as applicable, and

b.	Dividing the result obtained above by 30.

For the purpose of comparing the prepayment provisions Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the open period (“O”) by:

a.

Calculating the number of days (assuming a 360-day year) between the window period commencement date, as shown on the Project Note or Amended Project Note, as applicable, and Bond Maturity Date, as shown on the Data File,

b.	Dividing the result obtained above by 30.

xi.

For the purpose of comparing the Cut-Off Date loan-to-value Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the Cut-Off Date loan-to-value Bond Characteristic as the quotient of the Current Bond Amount divided by Appraisal Value, both as shown on the Data File.

For the purpose of this procedure, Freddie Mac instructed us to round the result obtained above to four decimal places.

Exhibit 1 to Attachment A

Notes (continued):

xii.

For the purpose of comparing the maturity loan-to-value Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the maturity loan-to-value Bond Characteristic using the “CUMPRIN” function in Microsoft Excel and the:

a.	Original Loan Amount, as shown on the Data File,
b.	Interest Only Period, as shown on the Data File,
c.	Net Interest Rate, as shown on the Data File,
d.	Original Amortization Term, as shown on the Data File,
e.	Original Bond Term, as shown on the Data File, and
f.	Servicing fee, as shown on the Project Note or Amended Project Note, as applicable,

assuming all scheduled payments of principal and/or interest on the Deposited Assets are made and that there are no prepayments or other unscheduled collections.

For the purpose of this procedure, Freddie Mac instructed us to round the result obtained above to four decimal places.

xiii.

For the purpose of comparing the underwritten net cash flow debt service coverage ratio Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the underwritten net cash flow debt service coverage ratio Bond Characteristic as the quotient of the:

a.	UW NCF, as shown on the Data File, divided by
b.	Amortizing maximum debt service, as shown on the Investment Brief.

For the purpose of this procedure, Freddie Mac instructed us to round the result obtained above to three decimal places.

xiv.

For the purpose of comparing the underwritten net cash flow debt service coverage ratio (interest only) Bond Characteristic for each Interest Only Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the underwritten net cash flow debt service coverage ratio (interest only) Bond Characteristic as the quotient of the:

a.	UW NCF, as shown on the Data File, divided by
b.	Interest only maximum debt service, as shown on the Investment Brief.

For the purpose of comparing the underwritten net cash flow debt service coverage ratio (interest only) Bond Characteristic for each Deposited Asset other than the Interest Only Deposited Assets, the Sponsor, on behalf of Freddie Mac, instructed us to use “N/A.”

For the purpose of this procedure, Freddie Mac instructed us to round the result obtained above to three decimal places.

Exhibit 1 to Attachment A

Notes (continued):

xv.

For the purpose of comparing the underwritten net cash flow Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the underwritten net cash flow Bond Characteristic as the difference between the:

a.	EGI,
b.	Sum of the total fixed expenses and total operating expenses and
c.	Replacement reserves,

all as shown on the Investment Brief.

xvi.	For the purpose of comparing the seasoning Bond Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the seasoning Bond Characteristic by:
a.	Calculating the number of days (assuming a 360-day year) between the First Bond Payment Date, as shown on the Data File, and Cut-Off Date and
b.	Dividing the result obtained above by 30.

xvii.

For the purpose of comparing the indicated Bond Characteristics for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to use “N/A” if the subject to earn out (Y/N) is “N,” as shown on the Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of Freddie Mac, that are described in the notes above.